Tax	12 Months Ended
Dec. 31, 2021
Tax
29 Tax
Details of current and deferred taxes
in	2021	2020	2019
Current and deferred taxes (CHF million)
Switzerland	316	163	175
Foreign	485	204	531
Current income tax expense	801	367	706
Switzerland	222	450	171
Foreign	3	(16)	418
Deferred income tax expense	225	434	589
Income tax expense	1,026	801	1,295
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(63)	25	13
Cumulative translation adjustment	4	0	(4)
Unrealized gains/(losses) on debt securities	0	(6)	7
Actuarial gains/(losses)	228	(18)	99
Net prior service credit/(cost)	(23)	(33)	58
Share-based compensation and treasury shares	(4)	(4)	(5)
Reconciliation of taxes computed at the Swiss statutory rate
in	2021	2020	2019
Income/(loss) before taxes (CHF million)
Switzerland	257	1,770	2,985
Foreign	(857)	1,697	1,735
Income/(loss) before taxes	(600)	3,467	4,720
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(111)	693	1,038
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	370	(62)	(101)
Non-deductible amortization of other intangible assets and goodwill impairment	(300)	0	1
Other non-deductible expenses	386	254	371
Additional taxable income	15	8	7
Lower taxed income	(146)	(234)	(325)
(Income)/loss taxable to noncontrolling interests	11	18	8
Changes in tax law and rates	(33)	(6)	(28)
Changes in deferred tax valuation allowance	621	322	116
Change in recognition of outside basis difference	2	(9)	4
(Windfall tax benefits) /shortfall tax charges on share-based compensation	37	76	39
Other	174	(259)	165
Income tax expense	1,026	801	1,295
1 The statutory tax rate was 18.5% in 2021, 20% in 2020 and 22% in 2019.
2021
Foreign tax rate differential of CHF 370 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 488 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 386 million included the impact of CHF 200 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including a contingency accrual of CHF 11 million), CHF 93 million relating to non-deductible legacy litigation provisions, including amounts relating to the Mozambique matter, CHF 43 million relating to other non-deductible expenses, CHF 39 million relating to non-deductible UK bank levy costs and other non-deductible compensation expenses and management costs and various smaller items.
Lower taxed income of CHF 146 million included a tax benefit of CHF 77 million related to non-taxable life insurance income, CHF 41 million related to non-taxable dividend income, CHF 15 million related to concessionary and lower taxed income, CHF 15 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 621 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 781 million, mainly in respect of two of the Group’s operating entities in the UK. This mainly reflected the impact of the loss related to Archegos attributable to the UK operations. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 160 million, mainly in respect of one of the Group’s operating entities in Switzerland and another of the Group’s operating entities in Hong Kong.
Other of CHF 174 million included an income tax charge of CHF 100 million relating to withholding taxes, CHF 51 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF 29 million relating to the current year US base erosion and anti-abuse tax (BEAT) provision and CHF 14 million relating to own credit valuation movements. These benefits were partially offset by CHF 24 million relating to prior years’ adjustments. The remaining balance included various smaller items.
2020
Foreign tax rate differential of CHF 62 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 188 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 254 million included the impact of CHF 117 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including the impact of a previously unrecognized tax benefit of CHF 157 million relating to the resolution of interest cost deductibility with and between international tax authorities, partially offset by a contingency accrual of CHF 41 million), CHF 68 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 46 million relating to non-deductible legacy litigation provisions and CHF 23 million relating to other non-deductible expenses.
Lower taxed income of CHF 234 million included a tax benefit of CHF 79 million related to the revaluations of the equity investments in SIX Group AG, Allfunds Group and Pfandbriefbank in Switzerland, CHF 67 million related to concessionary and lower taxed income, CHF 67 million related to non-taxable life insurance income, CHF 19 million related to the transfer of the Investlab fund platform to Allfunds Group and various smaller items.
Changes in deferred tax valuation allowances of CHF 322 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 353 million, mainly in respect of the re-assessment of deferred tax assets reflecting changes in the forecasted future profitability of two of the Group’s operating entities in Switzerland of CHF 252 million, and also in respect of one of the Group’s operating entities in the UK. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 31 million, mainly in respect of one of the Group’s operating entities in Hong Kong and another of the Group’s operating entities in the UK.
Other of CHF 259 million included an income tax benefit from the re-assessment of the BEAT provision for 2019 of CHF 180 million and the impact of a change in US tax rules relating to federal net operating losses (NOL), where federal NOL generated in tax years 2018, 2019 or 2020 can be carried back for five years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF 141 million. Additionally, this included an income tax benefit of CHF 82 million relating to prior years’ adjustments and a tax benefit of CHF 34 million relating to the beneficial earnings mix of one of the Group’s operating entities in Switzerland. These benefits were partially offset by CHF 78 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF 61 million relating to withholding taxes, CHF 26 million relating to the current year BEAT provision and CHF 14 million relating to own credit valuation movements. The remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial statements, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 2020.
2019
Foreign tax rate differential of CHF 101 million reflected a foreign tax benefit mainly driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as Brazil. The foreign tax rate expense of CHF 949 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 371 million included the impact of CHF 274 million relating to non-deductible interest expenses (including a contingency accrual of CHF 28 million), CHF 56 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 34 million related to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF 325 million included a tax benefit of CHF 160 million related to the transfer of the InvestLab fund platform to Allfunds Group and SIX Group AG equity investment revaluation gain in Switzerland, CHF 73 million related to non-taxable life insurance income, CHF 45 million related to non-taxable dividend income, CHF 26 million related to concessionary and lower taxed income, CHF 14 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 116 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 273 million, mainly in respect of three of the Group’s operating entities in Japan, the UK and the US. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 157 million, mainly in respect of one of the Group’s operating entities in the UK.
Other of CHF 165 million included CHF 165 million relating to BEAT and CHF 123 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements. This was partially offset by CHF 58 million from own credit valuation gains, CHF 53 million relating to agreements reached with tax authorities relating to an advanced pricing agreement and the closure of a tax audit and CHF 20 million relating to a prior year adjustment. The remaining balance included various smaller items.
Deferred tax assets and liabilities
end of	2021	2020
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	844	931
Loans	485	653
Investment securities	1,257	1,347
Provisions	1,358	999
Leases	367	384
Derivatives	58	53
Real estate	258	175
Net operating loss carry-forwards	7,120	5,425
Goodwill and intangible assets	135	209
Other	171	119
Gross deferred tax assets before valuation allowance	12,053	10,295
Less valuation allowance	(6,072)	(4,465)
Gross deferred tax assets net of valuation allowance	5,981	5,830
Compensation and benefits	(973)	(666)
Loans	(305)	(352)
Investment securities	(722)	(523)
Provisions	(298)	(333)
Leases	(358)	(365)
Derivatives	(218)	(231)
Real estate	(46)	(36)
Other	(108)	(187)
Gross deferred tax liabilities	(3,028)	(2,693)
Net deferred tax assets	2,953	3,137
of which deferred tax assets	3,707	3,667
of which net operating losses	881	1,070
of which deductible temporary differences	2,826	2,597
of which deferred tax liabilities	(754)	(530)
Net deferred tax assets of CHF 2,953 million decreased CHF 184 million from 2020 to 2021, primarily driven by earnings and a pension plan re-measurement recorded in equity and OCI. These decreases were partially offset by the impact of the partial tax benefit of the loss related to Archegos attributable to non-UK operations, for which the Group recognized a deferred tax asset, and the impact of foreign exchange translation gains, which are included within the currency translation adjustments recorded in OCI.
The most significant deferred tax assets arose in the US, which increased from CHF 3,040 million in 2020 to CHF 3,089 million in 2021. No valuation allowance was required on the US deferred tax assets as of the end of 2021.
The Group recorded a valuation allowance against gross deferred tax assets in the amount of CHF 6.1 billion as of December 31, 2021 compared to CHF 4.5 billion as of December 31, 2020. This was due to the uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods. It also reflected a CHF 1.0 billion increase due to the re-measurement of gross deferred tax assets in the UK due to changes to tax rates in 2021. Additionally, this included an increase due to participation impairments in one of the Group‘s operating entity in Switzerland, partially offset by a decrease due to changes in scope of consolidation.
Unrecognized deferred tax liabilities
As of December 31, 2021, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 20.0 billion. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Amounts and expiration dates of net operating loss carry-forwards
end of 2021	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	70
Due to expire within 2 to 5 years	4,782
Due to expire within 6 to 10 years	9,092
Due to expire within 11 to 20 years	6,154
Amount due to expire	20,098
Amount not due to expire	19,038
Total net operating loss carry-forwards	39,136
Movements in the valuation allowance
in	2021	2020	2019
Movements (CHF million)
Balance at beginning of period	4,465	4,136	4,021
Net changes	1,607	329	115
Balance at end of period	6,072	4,465	4,136
As part of its normal practice, the Group conducted a detailed evaluation of its expected future results. This evaluation was dependent on management estimates and assumptions in developing the expected future results, which were based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and the UK. The Group then compared those expected future results with the applicable law governing the utilization of deferred tax assets. US tax law allowed for a 20-year carry-forward period for existing NOLs as of the end of 2017, federal NOLs generated in tax years from 2018, 2019 and 2020 can be carried back for five years and any new NOLs will have an unlimited carry-forward period. UK tax law allows for an unlimited carry-forward period for NOLs, and even though there are restrictions on the use of tax losses carried forward, these restrictions are not expected to have a material impact on the recoverability of the net deferred tax assets. Swiss tax law allows for a seven-year carry-forward period for NOLs. A valuation allowance is still required on the deferred tax assets of two of the Group’s operating entities in Switzerland.
Tax benefits associated with share-based compensation
in	2021	2020	2019
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	234	264	263
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 30 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of gross unrecognized tax benefits
	2021	2020	2019
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	382	595	574
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	23	14	27
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(35)	(249)	(64)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	54	90	105
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(3)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(17)	(35)
Other (including foreign currency translation)	7	(48)	(12)
Balance at end of period	425	382	595
of which, if recognized, would affect the effective tax rate	425	382	595
Interest and penalties
in	2021	2020	2019
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	3	(16)	(10)
Interest and penalties recognized in the consolidated balance sheets	64	61	77
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, Switzerland, the US and the UK. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 190 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2019 (federal and Zurich cantonal level); Brazil – 2016; the UK – 2012; the Netherlands – 2011 and the US – 2010.

Bank
Tax
28 Tax
Details of current and deferred taxes
in	2021	2020	2019
Current and deferred taxes (CHF million)
Switzerland	302	151	164
Foreign	472	188	518
Current income tax expense	774	339	682
Switzerland	156	367	194
Foreign	8	(9)	422
Deferred income tax expense	164	358	616
Income tax expense	938	697	1,298
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(62)	25	13
Cumulative translation adjustment	4	0	(4)
Unrealized gains/(losses) on debt securities	(4)	(6)	7
Actuarial gains/(losses)	0	(19)	4
Net prior service cost	0	1	0
Reconciliation of taxes computed at the Swiss statutory rate
in	2021	2020	2019
Income/(loss) before taxes (CHF million)
Switzerland	1,659	2,477	3,259
Foreign	(1,750)	734	1,134
Income/(loss) before taxes	(91)	3,211	4,393
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(17)	642	966
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	92	(64)	(109)
Non-deductible amortization of other intangible assets and goodwill impairment	(181)	0	1
Other non-deductible expenses	369	253	368
Additional taxable income	15	8	7
Lower taxed income	(129)	(221)	(314)
(Income)/loss taxable to noncontrolling interests	12	18	8
Changes in tax law and rates	(29)	(5)	9
Changes in deferred tax valuation allowance	612	281	114
Change in recognition of outside basis difference	3	(13)	4
(Windfall tax benefits)/shortfall tax charges on share-based compensation	37	75	39
Other	154	(277)	205
Income tax expense	938	697	1,298
1 The statutory tax rate was 18.5% in 2021, 20% in 2020 and 22% in 2019.
2021
Foreign tax rate differential of CHF 92 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 480 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 369 million included the impact of CHF 200 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including a contingency accrual of CHF 11 million), CHF 93 million relating to non-deductible legacy litigation provisions, including amounts relating to the Mozambique matter, CHF 39 million relating to non-deductible UK bank levy costs and other non-deductible compensation expenses and management costs, CHF 28 million relating to other non-deductible expenses and various smaller items.
Lower taxed income of CHF 129 million included a tax benefit of CHF 77 million related to non-taxable life insurance income, CHF 41 million related to non-taxable dividend income, CHF 5 million related to concessionary and lower taxed income, CHF 5 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 612 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 771 million, mainly in respect of two of the Bank’s operating entities in the UK. This mainly reflected the impact of the loss related to Archegos attributable to the UK operations. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 159 million, mainly in respect of one of the Bank’s operating entities in Switzerland and another of the Bank’s operating entities in Hong Kong.
Other of CHF 154 million included an income charge of CHF 100 million relating to withholding taxes, CHF 51 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements and CHF 29 million relating to the current year base erosion and anti-abuse tax (BEAT) provision. These charges were partially offset by CHF 30 million relating to prior years’ adjustments. The remaining balance included various smaller items.
2020
Foreign tax rate differential of CHF 64 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 179 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 253 million included the impact of CHF 117 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including the impact of a previously unrecognized tax benefit of CHF 157 million relating to the resolution of interest costs deductibility with and between international tax authorities, partially offset by a contingency accrual of CHF 41 million), CHF 68 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 46 million relating to non-deductible legacy litigation provisions and CHF 23 million relating to other non-deductible expenses.
Lower taxed income of CHF 221 million included a tax benefit of CHF 79 million related to the revaluations of the equity investments in the SIX Swiss Exchange (SIX) Group AG, Allfunds Group and Pfandbriefbank in Switzerland, CHF 53 million related to concessionary and lower taxed income, CHF 67 million related to non-taxable life insurance income, CHF 19 million related to the transfer of the InvestLab fund platform to Allfunds Group and various smaller items.
Changes in deferred tax valuation allowances of CHF 281 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 312 million, mainly in respect of the re-assessment of deferred tax assets reflecting changes in the future profitability of one of the Bank’s operating entities in Switzerland of CHF 222 million, and also in respect of one of the Bank’s operating entities in the UK. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 31 million, mainly in respect of one of the Bank’s operating entities in Hong Kong and another of the Bank’s operating entities in the UK.
Other of CHF 277 million included an income tax benefit from the re-assessment of the BEAT provision for 2019 of CHF 180 million and the impact of a change in US tax rules relating to federal net operating losses (NOL), where federal NOL generated in tax years 2018, 2019, or 2020 can be carried back for five years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF 141 million. Additionally, this included an income tax benefit of CHF 80 million relating to prior years’ adjustments and a tax benefit of CHF 34 million relating to the beneficial earnings mix of one of the Bank’s operating entities in Switzerland. These benefits were partially offset by CHF 78 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF 61 million relating to withholding taxes, CHF 26 million relating to the current year BEAT provision and the remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial statements, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 2020.
2019
Foreign tax rate differential of CHF 109 million reflected a foreign tax benefit mainly driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as Brazil. The foreign tax rate expense of CHF 940 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 368 million included the impact of CHF 274 million relating to non-deductible interest expenses (including a contingency accrual of CHF 28 million), CHF 56 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 34 million relating to non-deductible fines and various smaller non-deductible expenses.
Lower taxed income of CHF 314 million included a tax benefit of CHF 160 million related to the transfer of the InvestLab fund platform to Allfunds Group and SIX Group AG equity investment revaluation gain in Switzerland, CHF 73 million related to non-taxable life insurance income, CHF 45 million related to non-taxable dividend income, CHF 20 million related to concessionary and lower taxed income, CHF 14 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 114 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 272 million, mainly in respect of three of the Bank’s operating entities in Japan, the UK and the US. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 158 million, mainly in respect of one of the Bank’s operating entities in the UK.
Other of CHF 205 million included CHF 165 million relating to BEAT and CHF 123 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements. This was partially offset by CHF 53 million relating to agreements reached with tax authorities relating to an advanced pricing agreement and the closure of a tax audit, and CHF 20 million relating to a prior year adjustment. The remaining balance included various smaller items.
Deferred tax assets and liabilities
end of	2021	2020
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	832	916
Loans	319	342
Investment securities	1,257	1,347
Provisions	1,357	999
Leases	228	254
Derivatives	46	51
Real estate	250	168
Net operating loss carry-forwards	6,382	5,278
Goodwill and intangible assets	135	209
Other	151	107
Gross deferred tax assets before valuation allowance	10,957	9,671
Less valuation allowance	(5,338)	(4,323)
Gross deferred tax assets net of valuation allowance	5,619	5,348
Compensation and benefits	(355)	(304)
Loans	(131)	(60)
Investment securities	(722)	(523)
Provisions	(297)	(332)
Leases	(216)	(233)
Derivatives	(218)	(211)
Real estate	(38)	(36)
Other	(98)	(176)
Gross deferred tax liabilities	(2,075)	(1,875)
Net deferred tax assets	3,544	3,473
of which deferred tax assets	3,666	3,630
of which net operating losses	877	1,064
of which deductible temporary differences	2,789	2,566
of which deferred tax liabilities	(122)	(157)
Net deferred tax assets of CHF 3,544 million increased CHF 71 million from 2020 to 2021, primarily driven by the impact of the partial tax benefit of the loss related to Archegos attributable to non-UK operations, for which the Bank recognized a deferred tax asset, and the impact of foreign exchange translation gains, which are included within the currency translation adjustments recorded in OCI. These increases were partially offset by earnings.
The most significant net deferred tax assets arise in the US and these increased from CHF 3,040 million in 2020 to CHF 3,089 million in 2021. No valuation allowance was required on the US deferred tax assets as of the end of 2021.
The Bank recorded a valuation allowance against gross deferred tax assets in the amount of CHF 5.3 billion as of December 31, 2021, compared to CHF 4.3 billion as of December 31, 2020. This was due to the uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods. It also reflected a CHF 0.9 billion increase due to the re-measurement of gross deferred tax assets in the UK due to changes to tax rates in 2021. Additionally, this was partially offset by a decrease due to changes in scope of consolidation.
Unrecognized deferred tax liabilities
As of December 31, 2021, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 19.5 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Amounts and expiration dates of net operating loss carry-forwards
end of 2021	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	70
Due to expire within 2 to 5 years	4,085
Due to expire within 6 to 10 years	5,150
Due to expire within 11 to 20 years	6,154
Amount due to expire	15,459
Amount not due to expire	19,025
Total net operating loss carry-forwards	34,484
Movements in the valuation allowance
in	2021	2020	2019
Movements (CHF million)
Balance at beginning of period	4,323	4,067	3,957
Net changes	1,015	256	110
Balance at end of period	5,338	4,323	4,067
Tax benefits associated with share-based compensation
in	2021	2020	2019
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	227	252	256
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
Uncertain tax positions
Reconciliation of gross unrecognized tax benefits
in	2021	2020	2019
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	382	595	574
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	23	14	27
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(35)	(249)	(64)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	54	90	105
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(3)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(17)	(35)
Other (including foreign currency translation)	7	(48)	(12)
Balance at end of period	425	382	595
of which, if recognized, would affect the effective tax rate	425	382	595
Interest and penalties
in	2021	2020	2019
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	3	(16)	(10)
Interest and penalties recognized in the consolidated balance sheets	64	61	77
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, Switzerland, the UK and the US. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 190 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2019 (federal and Zurich cantonal level); Brazil – 2016; the UK – 2012; Netherlands – 2011; and the US – 2010.
> Refer to “Note 29 – Tax” in VI – Consolidated financial statements – Credit Suisse Group for further information.